ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2010
ACCOUNTS RECEIVABLE
3.      ACCOUNTS RECEIVABLE

Our accounts receivable are significant, but are concentrated by type of payors.  The concentration of net patient service accounts receivable by payor class, as a percentage of total net patient service accounts receivable as of the end of each of the reporting periods, is as follows:

	For the Year Ended
	December 31,
	2010	2009

Medicare	4.5%	5.2%
Workers' Compensation	5.7%	7.4%
Commercial Payors	71.4%	72.5%
Other - Patients, Letters of Protection, etc.	18.5%	14.9%

	100%	100%

During the years ended December 31, 2010 and 2009, approximately 4.5% and 5.2%, respectively, of our net operating revenues related to patients participating in the Medicare program.  While revenues and accounts receivable from the Medicare program are significant to our operations, we do not believe there is significant credit risk associated with this government agency.  Because Medicare traditionally pays claims faster than our other third-party payors, the percentage of our Medicare charges in accounts receivable is less than the percentage of our Medicare revenues.  The Company does not believe there are any other significant concentrations of revenues from any particular payor that would subject it to any significant credit risks in the collection of its accounts receivable.